Convertible Note Payable (Details) - Schedule of convertible debt - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of convertible debt [Abstract]
Principal	$ 634,341	$ 598,571	$ 838,571
Unamortized discount		(2,821)
Convertible debt, net	$ 634,341	$ 595,750	$ 838,571